Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s core compensation objectives and executive compensation program, refer to the “Compensation Discussion and Analysis” above. Our President and Chief Executive Officer (“CEO”), Mr. Swygert, is our principal executive officer (“PEO”) and references to the CEO in this section is the same as the required disclosure of our PEO.
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Thousands) ($)(7)	Adjusted EBITDA (Thousands) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,347,545	8,410,943	1,399,634	1,951,705	141.53	161.79	181,439	275,156
2022	4,117,437	5,902,431	973,808	728,920	101.75	120.56	102,790	168,875
2021	4,253,126	1,021,150	814,046	478,806	84.71	142.67	157,455	237,332
2020	2,265,783	4,725,192	839,257	976,264	178.60	137.26	242,696	306,500
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, Mr. Swygert for each corresponding year in the “Total” column of the “Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Swygert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Swygert during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Mr. Swygert’s compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Swygert’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	5,347,545	(3,200,010)	6,263,408	8,410,943
2022	4,117,437	(3,199,971)	4,984,965	5,902,431
2021	4,253,126	(3,199,997)	(31,979)	1,021,150
2020	2,265,783	—	2,459,409	4,725,192
(a)
The amounts reported in this column represent the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2023	2022	2021	2020
Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	4,198,366	4,162,954	1,698,456	—
Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	1,734,377	675,099	(1,362,003)	2,455,150
Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	330,665	146,912	(368,432)	4,259
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	—
Total Equity Award Adjustments ($)	6,263,408	4,984,965	(31,979)	2,459,409
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Swygert, the “Non-PEO NEOs”) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023, Messrs. Helm, van der Valk, McLain, and Comitale; (ii) for 2022, Messrs. Helm, van der Valk, and McLain, Jay Stasz (our former chief financial officer), and Larry Kraus; (iii) for 2021, Messrs. Stasz, van der Valk, McLain and Kraus; and (iv) 2020, Messrs. Stasz, McLain, and Kraus, and Ray Daugherty, Jr (our former senior vice president of supply chain).

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the Non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the average compensation actually paid to the Non-PEO NEOs as a group for the relevant year, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,399,634	(599,992)	1,152,063	1,951,705
2022	973,808	(692,264)	447,376	728,920
2021	814,046	(466,889)	131,649	478,806
2020	839,257	(364,720)	501,727	976,264
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Fiscal Year	2023	2022	2021	2020
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	787,180	678,828	245,981	433,545
Average Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	311,742	28,942	(109,640)	75,332
Average Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	53,141	1,034	(4,692)	(7,150)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	(261,428)	—	—
Total Average Equity Award Adjustments ($)	1,152,063	447,376	131,649	501,727
(5)
The amounts reported in column (f) represent cumulative total shareholder return (“TSR”) from January 31, 2020, the last trading day before the start of our fiscal year ending on January 30, 2021 (“Fiscal 2020”), through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the following (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the Company’s share price at the beginning of the measurement period, and (b) the Company’s share price at the beginning of the measurement period.

(6)
The amounts reported in column (g) represent the weighted peer group TSR from January 31, 2020, the last trading day before the start of Fiscal 2020, through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ US Benchmark Retail Index over the same period. The peer group TSR is calculated by dividing the following (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the index value at the end and the index value at the beginning of the measurement period, and (b) the index value at the beginning of the measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements reported in our Annual Report on Form 10-K for the applicable year.
(8)
The amounts reported in this column represent Adjusted EBITDA. Adjusted EBITDA is defined as net income before net interest income or expense, depreciation and amortization expenses, and income taxes, further adjusted for non-cash stock-based compensation expense and gains on insurance settlements. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. Reconciliation and further information for Adjusted EBITDA can be found beginning on page 42 of our Annual Report on Form 10-K, for Fiscal 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, Mr. Swygert for each corresponding year in the “Total” column of the “Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Swygert, the “Non-PEO NEOs”) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023, Messrs. Helm, van der Valk, McLain, and Comitale; (ii) for 2022, Messrs. Helm, van der Valk, and McLain, Jay Stasz (our former chief financial officer), and Larry Kraus; (iii) for 2021, Messrs. Stasz, van der Valk, McLain and Kraus; and (iv) 2020, Messrs. Stasz, McLain, and Kraus, and Ray Daugherty, Jr (our former senior vice president of supply chain).

Peer Group Issuers, Footnote
(6)
The amounts reported in column (g) represent the weighted peer group TSR from January 31, 2020, the last trading day before the start of Fiscal 2020, through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ US Benchmark Retail Index over the same period. The peer group TSR is calculated by dividing the following (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the index value at the end and the index value at the beginning of the measurement period, and (b) the index value at the beginning of the measurement period.

PEO Total Compensation Amount	$ 5,347,545	$ 4,117,437	$ 4,253,126	$ 2,265,783
PEO Actually Paid Compensation Amount	$ 8,410,943	5,902,431	1,021,150	4,725,192
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Swygert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Swygert during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Mr. Swygert’s compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Swygert’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	5,347,545	(3,200,010)	6,263,408	8,410,943
2022	4,117,437	(3,199,971)	4,984,965	5,902,431
2021	4,253,126	(3,199,997)	(31,979)	1,021,150
2020	2,265,783	—	2,459,409	4,725,192
(a)
The amounts reported in this column represent the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2023	2022	2021	2020
Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	4,198,366	4,162,954	1,698,456	—
Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	1,734,377	675,099	(1,362,003)	2,455,150
Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	330,665	146,912	(368,432)	4,259
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	—
Total Equity Award Adjustments ($)	6,263,408	4,984,965	(31,979)	2,459,409

Non-PEO NEO Average Total Compensation Amount	$ 1,399,634	973,808	814,046	839,257
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,951,705	728,920	478,806	976,264
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the Non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the average compensation actually paid to the Non-PEO NEOs as a group for the relevant year, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,399,634	(599,992)	1,152,063	1,951,705
2022	973,808	(692,264)	447,376	728,920
2021	814,046	(466,889)	131,649	478,806
2020	839,257	(364,720)	501,727	976,264
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Fiscal Year	2023	2022	2021	2020
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	787,180	678,828	245,981	433,545
Average Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	311,742	28,942	(109,640)	75,332
Average Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	53,141	1,034	(4,692)	(7,150)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	(261,428)	—	—
Total Average Equity Award Adjustments ($)	1,152,063	447,376	131,649	501,727

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Relationship between Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between the compensation actually paid to our CEO, Mr. Swygert, the average compensation actually paid to our non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, from January 31, 2020, the last trading day before the start of Fiscal 2020, through February 2, 2024, the last trading day of Fiscal 2023.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Relationship Between Compensation Actually Paid and Net Income
The following graph sets forth the relationship between the compensation actually paid to our CEO, Mr. Swygert, the average compensation actually paid to our other non-PEO NEOs, and the Company’s net income over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between compensation actually paid to our CEO, Mr. Swygert, the average compensation actually paid to our other non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Comparison of Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares our cumulative TSR over the four most recently completed fiscal years, from January 31, 2020, the last trading day before the start of Fiscal 2020, through February 2, 2024, the last trading day of Fiscal 2023, to that of the peer group, the NASDAQ US Benchmark Retail Index over the same period.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to align the interests of the stockholders and executives while emphasizing variable, at-risk compensation largely tied to Company performance goals and balancing both long- and near-term objectives. The Company has determined that
Adjusted EBITDA is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
The most important financial performance measure used by the Company for Fiscal 2023 to link compensation actually paid to the NEOs to Company performance is as follows and there were no other such financial performance measures used for Fiscal 2023:
•	Adjusted EBITDA

Total Shareholder Return Amount	$ 141.53	101.75	84.71	178.6
Peer Group Total Shareholder Return Amount	161.79	120.56	142.67	137.26
Net Income (Loss)	$ 181,439,000	$ 102,790,000	$ 157,455,000	$ 242,696,000
Company Selected Measure Amount	275,156,000	168,875,000	237,332,000	306,500,000
PEO Name	Mr. Swygert	Mr. Swygert	Mr. Swygert	Mr. Swygert
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
The amounts reported in this column represent Adjusted EBITDA. Adjusted EBITDA is defined as net income before net interest income or expense, depreciation and amortization expenses, and income taxes, further adjusted for non-cash stock-based compensation expense and gains on insurance settlements. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. Reconciliation and further information for Adjusted EBITDA can be found beginning on page 42 of our Annual Report on Form 10-K, for Fiscal 2023.

PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,200,010)	$ (3,199,971)	$ (3,199,997)	$ 0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,263,408	4,984,965	(31,979)	2,459,409
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,198,366	4,162,954	1,698,456	0
PEO | Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,734,377	675,099	(1,362,003)	2,455,150
PEO | Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,665	146,912	(368,432)	4,259
PEO | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,992)	(692,264)	(466,889)	(364,720)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,152,063	447,376	131,649	501,727
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,180	678,828	245,981	433,545
Non-PEO NEO | Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,742	28,942	(109,640)	75,332
Non-PEO NEO | Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,141	1,034	(4,692)	(7,150)
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (261,428)	$ 0	$ 0